Pensions and other postretirement benefits (Tables)	12 Months Ended
Dec. 31, 2015
Pensions and other postretirement benefits
Schedule of allocation of plan assets

The Company’s 2015 Policy and actual asset allocation for the Company’s pension plans based on fair value are as follows:

	Policy	Actual plan asset allocation

		2015	2014
Cash and short-term investments	3%	2%	3%
Bonds and mortgages	37%	30%	29%
Equities	45%	40%	39%
Real estate	4%	2%	2%
Oil and gas	7%	5%	8%
Infrastructure	4%	7%	5%
Absolute return	-	11%	10%
Risk-based allocation	-	3%	4%
Total	100%	100%	100%

Fair value of plan assets by class

The following tables present the fair value of plan assets as at December 31, 2015 and 2014 by asset class, their level within the fair value hierarchy, and the valuation techniques and inputs used to measure such fair value:

	Fair value measurements at December 31, 2015
In millions	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$389	$47	$342	$-
Bonds (2)
Canada, U.S. and supranational	1,280	-	1,280	-
Provinces of Canada and municipalities	2,611	-	2,611	-
Corporate	911	-	911	-
Emerging market debt	471	-	471	-
Mortgages (3)	127	-	127	-
Equities (4)
Canadian	1,556	1,532	-	24
U.S.	1,236	1,236	-	-
International	4,315	4,315	-	-
Real estate (5)	357	-	-	357
Oil and gas (6)	1,012	234	12	766
Infrastructure (7)	1,237	10	102	1,125
Absolute return funds (8)			-	-
Multi-strategy	714	-	714	-
Fixed income	440	-	372	68
Equity	261	-	261	-
Global macro	499	-	499	-
Risk-based allocation (9)	422	-	422	-
Total	$17,838	$7,374	$8,124	$2,340
Other (10)	79
Total plan assets	$17,917

	Fair value measurements at December 31, 2014
In millions	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$579	$64	$515	$-
Bonds (2)
Canada, U.S. and supranational	1,450	-	1,450	-
Provinces of Canada and municipalities	2,701	-	2,701	-
Corporate	618	-	618	-
Emerging market debt	296	-	296	-
Mortgages (3)	131	-	131	-
Equities (4)
Canadian	2,096	2,072	-	24
U.S.	1,493	1,493	-	-
International	3,425	3,425	-	-
Real estate (5)	317	-	-	317
Oil and gas (6)	1,374	349	17	1,008
Infrastructure (7)	885	14	107	764
Absolute return funds (8)
Multi-strategy	591	-	591	-
Fixed income	471	-	428	43
Equity	299	-	299	-
Global macro	384	-	384	-
Commodity	1	-	1	-
Risk-based allocation (9)	635	-	635	-
Total	$17,746	$7,417	$8,173	$2,156
Other (10)	15
Total plan assets	$17,761
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.		Footnotes to the table follow on the next page.

Reconciliation of the fair value of investments categorized as Level 3

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

		Fair value measurements based on significant unobservable inputs (Level 3)

In millions		Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total
Balance at December 31, 2013		$22	$299	$961	$663	$33	$1,978
	Actual return relating to assets still held at the reporting date	1	21	-	2	1	25
	Purchases	4	-	47	159	9	219
	Sales	(3)	(3)	-	(60)	-	(66)
Balance at December 31, 2014		$24	$317	$1,008	$764	$43	$2,156
	Actual return relating to assets still held at the reporting date	5	(5)	(242)	160	1	(81)
	Purchases	3	51	-	405	30	489
	Sales	(8)	(6)	-	(204)	(6)	(224)
Balance at December 31, 2015		$24	$357	$766	$1,125	$68	$2,340

(1)	Cash and short-term investments are valued at cost, which approximates fair value, and are categorized as Level 1 for cash and Level 2 for short-term investments.
(2)	Bonds are valued using mid-price bids obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. Emerging market debt funds are valued based on the net asset value obtained from each fund’s administrator. All bonds are categorized as Level 2.
(3)	Mortgages are secured by real estate. The fair value of $127 million ($131 million in 2014) of mortgages categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments.
(4)	The fair value of equity investments categorized as Level 1 is based on quoted prices in active markets. The fair value of equity investments of $24 million ($24 million in 2014) categorized as Level 3 represent units in private equity funds which are valued by their independent administrators.
(5)	The fair value of real estate investments of $357 million ($317 million in 2014) includes land and buildings net of related mortgage debt of $4 million ($34 million in 2014) and is categorized as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. Mortgage debt is valued based on the present value of future cash flows using current market yields for comparable instruments.
(6)	Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments of $766 million ($1,008 million in 2014) categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure investments consist of $10 million ($14 million in 2014) of publicly traded equity securities of infrastructure companies categorized as Level 1, $102 million ($107 million in 2014) of term loans, bonds and infrastructure funds issued by infrastructure companies categorized as Level 2 and $1,125 million ($764 million in 2014) of infrastructure funds that are categorized as Level 3 and are valued based on discounted cash flows or earnings multiples. Distributions may be received throughout the term of the funds and/or upon the sale of the underlying investments.
(8)	Absolute return investments are valued using the net asset value as reported by the independent fund administrators. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Absolute return investments are categorized as Level 2 except those that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date, which are categorized as Level 3.
(9)	Risk-based allocation investments are valued using the net asset value as reported by the independent fund administrators and are categorized as Level 2. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.
(10)	Other consists of operating assets of $119 million ($145 million in 2014) and liabilities of $40 million ($130 million in 2014) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Schedule of net funded status

Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2015	2014	2015	2014
Change in benefit obligation
Projected benefit obligation at beginning of year		$17,279	$15,510	$267	$256
Amendments		1	2	-	2
Interest cost		650	711	10	12
Actuarial loss (gain) on projected benefit obligation		(112)	1,815	(8)	6
Service cost		152	132	3	2
Plan participants’ contributions		58	58	-	-
Foreign currency changes		55	22	14	7
Benefit payments, settlements and transfers		(1,002)	(971)	(17)	(18)
Projected benefit obligation at end of year (1)		$17,081	$17,279	$269	$267
Component representing future salary increases		(334)	(349)	-	-
Accumulated benefit obligation at end of year		$16,747	$16,930	$269	$267
Change in plan assets
Fair value of plan assets at beginning of year		$17,761	$16,869	$-	$-
Employer contributions		108	111	-	-
Plan participants’ contributions		58	58	-	-
Foreign currency changes		34	15	-	-
Actual return on plan assets		958	1,679	-	-
Benefit payments, settlements and transfers		(1,002)	(971)	-	-
Fair value of plan assets at end of year (1)		$17,917	$17,761	$-	$-

Funded status - Excess (deficiency) of fair value of plan assets over
projected benefit obligation at end of year		$836	$482	$(269)	$(267)

(1)	The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2015 were $15,794 million and $17,038 million, respectively ($16,059 million and $16,905 million, respectively, at December 31, 2014). The measurement date of all plans is December 31.

Amounts recognized in the Consolidated Balance Sheet

Amounts recognized in the Consolidated Balance Sheets
		Pensions		Other postretirement benefits
In millions	December 31,	2015	2014	2015	2014
Noncurrent assets - Pension asset		$1,305	$882	$-	$-
Current liabilities (Note 9)		-	-	(18)	(17)
Noncurrent liabilities - Pension and other postretirement benefits		(469)	(400)	(251)	(250)
Total amount recognized		$836	$482	$(269)	$(267)

Amounts recognized in Accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 15)
		Pensions		Other postretirement benefits
In millions	December 31,	2015	2014	2015	2014
Net actuarial gain (loss) (1)		$(2,204)	$(2,502)	$21	$17
Prior service cost (2)		(17)	(20)	(4)	(5)

(1)	The estimated net actuarial loss for defined benefit pension plans and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $198 million and $6 million, respectively.
(2)	The estimated prior service cost for defined benefit pension plans and other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $4 million and $1 million, respectively.

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for the pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions		Other postretirement benefits
In millions	December 31,	2015	2014	2015	2014
Projected benefit obligation		$743	$646	N/A	N/A
Accumulated benefit obligation		656	585	N/A	N/A
Fair value of plan assets		274	246	N/A	N/A

Components of net periodic benefit cost (income)

Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2015	2014	2013	2015	2014	2013
	Current service cost	$152	$132	$155	$3	$2	$3
	Interest cost	650	711	658	10	12	11
	Settlement loss	4	3	4	-	-	-
	Expected return on plan assets	(1,004)	(978)	(958)	-	-	-
	Amortization of prior service cost	4	4	4	1	2	1
	Amortization of net actuarial loss (gain)	228	124	227	(4)	(4)	(1)
	Net periodic benefit cost (income)	$34	$(4)	$90	$10	$12	$14

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2015	2014	2013	2015	2014	2013
To determine projected benefit obligation
Discount rate (1) (2)	3.99%	3.87%	4.73%	4.14%	3.86%	4.69%
Rate of compensation increase (3)	2.75%	3.00%	3.00%	2.75%	3.00%	3.00%
To determine net periodic benefit cost
Discount rate (1)	3.87%	4.73%	4.15%	3.86%	4.69%	4.01%
Rate of compensation increase (3)	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Expected return on plan assets (4)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(1)	The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. Beginning in 2016, as described in the "Adoption of the spot rate approach" section of this Note, the Company will adopt the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans.
(2)	The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans, future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer-term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
(3)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(4)	To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2015, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2016, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Effect of One-Percentage-Point change in assumed health care cost trend Rate
##XS
		One-percentage-point
	In millions	Increase	Decrease
	Effect on total service and interest costs	$1	$(1)
	Effect on benefit obligation	13	(11)
				##XE

Estimated future benefit payments
##XS
	Estimated future benefit payments
	In millions	Pensions	Other postretirement benefits
	2016	$1,029	$18
	2017	1,040	19
	2018	1,048	19
	2019	1,053	18
	2020	1,059	18
	Years 2021 to 2025	5,276	87
				##XE